Vessels, net (Details) $ in Thousands		12 Months Ended
	Aug. 02, 2024 USD ($) t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accumulated depreciation [Abstract]
Depreciation		$ (1,130)	$ (680)	$ (680)
Vessels, net [Abstract]
Beginning balance		9,181
Depreciation		(1,130)	(680)	(680)
Ending balance		26,098	9,181
Vessels [Member]
Vessels cost [Abstract]
Beginning balance		11,066	11,066	11,066
Vessels additions		18,047
Ending balance		29,113	11,066	11,066
Accumulated depreciation [Abstract]
Beginning balance		(1,885)	(1,205)	(525)
Depreciation		(1,130)	(680)	(680)
Ending balance		(3,015)	(1,885)	(1,205)
Vessels, net [Abstract]
Beginning balance		9,181	9,861	10,541
Vessels additions		18,047
Depreciation		(1,130)	(680)	(680)
Ending balance		$ 26,098	$ 9,181	$ 9,861
M/V Bravo [Member] | Unaffiliated Third-party [Member]
Unaffiliated Third-party Agreement [Abstract]
Dwt | t	81.448
Purchase price of vessel	$ 17,573